Business combinations - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business combinations
Deferred consideration	$ 12	$ 44
Contingent consideration	$ 13	41
Payment term for both deferred and contingent consideration	5 years
Release of contingent consideration liabilities not paid	$ 25	$ 9